Condensed Financial Information of the Parent Company	6 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

17. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of its consolidated subsidiaries, the VIE, and the VIE’s subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividends to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of December 31, 2023, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the consolidated financial statements.

PARENT COMPANY BALANCE SHEETS

	As of December 31,	As of June 30,
	2023	2023
ASSETS
Cash	$192,894	$1,095,007
Prepaid expenses and other current assets	2,425,174	4,179,826
Due from a related party	4,109,902	2,607,402
TOTAL CURRENT ASSETS	6,727,970	7,882,235
Intangible assets, net	-	-
Other non-current assets	4,831,483	5,062,966
Investments in subsidiaries, consolidated VIE and VIE’s subsidiaries	13,089,946	13,821,695
TOTAL ASSETS	24,649,399	26,766,896

LIABILITIES AND SHAREHOLDERS’ EQUITY
Other Payable	$45,484	$31,600
Due to a related party	-	-
TOTAL CURRENT LIABILITIES	$45,484	$31,600
TOTAL LIABILITIES	45,484	31,600

SHAREHOLDERS’ EQUITY
Ordinary Shares (par value $0.01 per share; 4,400,000 Class A Ordinary Shares authorized as of December 31, 2023 and June 30, 2023; 1,862,733 and 1,828,692 Class A Ordinary Shares issued and outstanding as of December 31, 2023 and June 30, 2023, respectively; 600,000 Class B Ordinary Shares authorized, 576,308 Class B Ordinary Shares issued and outstanding as of December 31, 2023 and June 30, 2023, respectively; 1,000,000 Class C Ordinary Shares authorized, nil Class C Ordinary Shares issued and outstanding as of December 31, 2023 and June 30, 2023) *	24,390	24,050
Subscription receivable	(15,441)	(15,441)
Additional paid-in capital	40,173,920	40,174,260
Retained earnings	(14,167,950)	(11,802,701)
Accumulated other comprehensive (loss) income	(1,411,004)	(1,644,872)
TOTAL SHAREHOLDERS’ EQUITY	24,603,915	26,735,296
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$24,649,399	$26,766,896

*	Certain shares are presented on a retroactive basis to reflect the Share Consolidation (see Note 13).

PARENT COMPANY STATEMENTS OF COMPREHENSIVE LOSS

	For the Six Months Ended December 31,
	2023	2022

Selling expenses	$1,151,120	$36,000
General and administrative expenses	250,000	605,795
Financial expenses (income)	(1,488)	114,980
Loss from operation	(1,399,632)	(756,775)
Other loss:
Share of loss of subsidiaries, consolidated VIE, and VIE’s subsidiaries	(965,617)	(3,957,606)

Loss before income tax expense	(2,365,249)	(4,714,381)
Income tax expense	-	-
Net loss	$(2,365,249)	$(4,714,381)
Other Comprehensive loss
Foreign currency translation (loss) income	233,868	(893,208)
Total comprehensive loss	$(2,131,381)	$(5,607,589)

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Six Months Ended December 31,
	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(2,365,249)	(4,714,381)
Depreciation and amortization	-	36,875
Equity loss (income) of subsidiaries	965,617	3,957,606
Changes in operating assets and liabilities
Other non-current assets	231,483	(4,448,342)
Other current assets	1,754,652	-
Due from subsidiaries and the VIE	(1,502,500)	-
Other payable	13,884	(70,000)
Due from a related party	-	(3,500,001)
Net cash used in operating activities	$(902,113)	(8,738,243)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets	-	(105,000)
Net cash used in investing activities	-	(105,000)

Net decrease in cash	(902,113)	(8,843,243)
Cash at the beginning of the period	1,095,007	9,085,082
Cash at the end of the period	$192,894	241,839